Goodwill and Other Identifiable Intangible Assets - Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Intangible Assets by Major Class [Line Items]
Cost	$ 2,156,314	$ 746,696
Accumulated amortization	(229,444)	(154,411)
Net	1,926,870	592,285
Gross carrying amount	555,895	252,034
Accumulated amortization	0	0
Net	555,895	252,034
Finite-life intangibles
Acquired Intangible Assets by Major Class [Line Items]
Cost	1,600,419	494,662
Accumulated amortization	(229,444)	(154,411)
Net	1,370,975	340,251
Finite-life intangibles | Customer relationships
Acquired Intangible Assets by Major Class [Line Items]
Cost	1,291,507	358,410
Accumulated amortization	(152,769)	(109,887)
Net	1,138,738	248,523
Finite-life intangibles | Trade names intangibles
Acquired Intangible Assets by Major Class [Line Items]
Cost	1,525	1,515
Accumulated amortization	(686)	(530)
Net	839	985
Finite-life intangibles | Proprietary technology
Acquired Intangible Assets by Major Class [Line Items]
Cost	263,647	134,737
Accumulated amortization	(57,711)	(43,994)
Net	205,936	90,743
Finite-life intangibles | Backlog
Acquired Intangible Assets by Major Class [Line Items]
Cost	43,740
Accumulated amortization	(18,278)
Net	$ 25,462